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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:       QUARTER ENDED DEC. 31, 2002
                                                     ---------------------------

Check here if Amendment [ ]       Amendment Number:
                                                   -----------------------------

This Amendment (Check only one):      [ ]  is a restatement
                                      [ ]  adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             PENSKE CORPORATION

Address:          2555 TELEGRAPH RD, BLOOMFIELD HILLS, MI 48302-0954

Form 13F File Number:      28-05645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    ROBERT H. KURNICK, JR.

Title:   PRESIDENT

Phone:   248-648-2150

SIGNATURE, PLACE, AND DATE OF SIGNING:



ROBERT H. KURNICK, JR.              BLOOMFIELD HILLS, MI      JANUARY 10, 2003
---------------------------         --------------------      ----------------
(Signature)                         (City, State)             (Date)


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REPORT TYPE (CHECK ONLY ONE):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:

Number of Other Included Managers:                           1
                                            ------------------------------------

Form 13F Information Table Entry Total:                      1
                                            ------------------------------------

Form 13F Information Table Value Total:     $          125,294
                                             -----------------------------------
                                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).

No.        Form 13F File Number                        Name

 1                                              PENSKE AUTOMOTIVE HOLDINGS, INC.
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
                                                             AMOUNT AND
                                                          TYPE OF SECURITY                                     VOTING AUTHORITY
                                                -------------------------------------                    ---------------------------
 NAME OF       TITLE     CUSIP       VALUE      SHARES     SH/    PUT/     INVESTMENT       OTHER        SOLE       SHARED     NONE
 ISSUER         OF                  (X1000)     OR PRN     PRN    CALL     DISCRETION      MANAGERS
               CLASS                            AMOUNT
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
United Auto    Voting    909440     $125,294  10,047,655   SH               Defined           1        10,047,655
Group, Inc.    Common     10 9
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